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                           RULE 497(J) CERTIFICATION

Date: November 13, 1998



        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), First Funds (the "Trust"), on behalf of each of its outstanding series (the "Portfolios"), hereby certifies that;

(1) the forms of the Statement of Additional Information relating to the Portfolios that would have been filed pursuant to Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 16 to the Trust's Registration Statement pertaining to the Portfolios; and

(2) the text of Post Effective Amendment No. 16 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on October 26, 1998.

                                        FIRST FUNDS




                                        By:/s/ James V. Hyatt
                                           --------------------------------
                                           Title: James V. Hyatt, Secretary